Summary of Significant Accounting Policies - Subscription Receivable (Details)	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 USD ($) item
Summary of Significant Accounting Policies
Subscription receivable		$ 10	$ 10	$ 10
AVAX
Summary of Significant Accounting Policies
Number of digital assets to be received	192,923
Avalanche Treasury Company LLC
Summary of Significant Accounting Policies
Subscription receivable		$ 5,125,002	$ 5,922,749	$ 5,922,749
Avalanche Treasury Company LLC | AVAX
Summary of Significant Accounting Policies
Number of digital assets to be received | item		166,179	192,923	192,923
Subscription receivable		$ 5,125,002	$ 5,922,749	$ 5,922,749